Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Entity Registrant Name	X Financial
Entity Central Index Key	0001725033
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	225,517,943
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share **
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	97,600,000
ADS
Document and Entity Information
Trading Symbol	XYF
Title of 12(b) Security	American depositary shares, each ADS represents six Class A ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NYSE
Common share
Document and Entity Information
Entity Common Stock, Shares Outstanding	323,117,943